Financial risk management (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [table]
Balance at beginning of period	$ (4,066)	$ (502)
Effective portion of changes in fair value recognized in other comprehensive income	2,804	(6,210)
Reclassified to the statements of profit or loss	1,415	888
Tax effect	(1,458)	1,758
Balance at end of period	(1,305)	(4,066)
Export Credit Note [Member]
Disclosure of detailed information about hedges [table]
Balance at beginning of period	(3,132)	(442)
Effective portion of changes in fair value recognized in other comprehensive income	2,019	(4,905)
Reclassified to the statements of profit or loss	976	888
Tax effect	(1,035)	1,327
Balance at end of period	(1,172)	(3,132)
Advance On Foreign Exchange Contract [Member]
Disclosure of detailed information about hedges [table]
Balance at beginning of period	(934)	(60)
Effective portion of changes in fair value recognized in other comprehensive income	785	(1,305)
Reclassified to the statements of profit or loss	439	0
Tax effect	(423)	431
Balance at end of period	$ (133)	$ (934)